Cover Page	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2026
Entity Central Index Key	0001606498
Written Communications	false
Title of 12(b) Security	Common Stock - $0.01 Par Value
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4987888
Entity Address, Address Line One	5405 Windward Parkway
Entity Address, Address Line Two	Suite 100 South
Entity Address, City or Town	Alpharetta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
Trading Symbol	AVNS
Security Exchange Name	NYSE
Soliciting Material	false
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity File Number	001-36440
Entity Registrant Name	AVANOS MEDICAL, INC.
City Area Code	844
Local Phone Number	428-2667